Organization and Description of the Company	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Company

1. Organization and Description of the Company

RCS Capital Corporation (the "Company") is a holding company incorporated under the laws of the State of Delaware on December 27, 2012, originally named 405 Holding Corporation. On February 19, 2013, 405 Holding Corporation changed its name to RCS Capital Corporation. The Company was initially formed to hold the following subsidiaries (together known as the "Operating Subsidiaries") and to grow business lines under such Operating Subsidiaries:

•	Realty Capital Securities, LLC ("Realty Capital Securities"), a wholesale broker-dealer registered with the U.S. Securities and Exchange Commission (the "SEC") and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Realty Capital Securities also provides investment banking advisory services and capital markets services;
•	RCS Advisory Services, LLC ("RCS Advisory"), a transaction management services business; and
•	American National Stock Transfer, LLC ("ANST"), an SEC-registered transfer agent.

On June 10, 2013, the Company closed its initial public offering (the "IPO") of Class A common stock, par value $0.001 per share, in which it sold 2,500,000 Class A shares at $20.00 per share, resulting in net proceeds after offering costs and underwriting discounts and commissions of $43.6 million. Concurrently with the closing of the IPO on June 10, 2013, the Company underwent a reorganization, in which RCAP Holdings, LLC ("RCAP Holdings") received 24,000,000 Class B shares, par value $0.001 per share, in exchange for 100 unclassified shares in the Company previously purchased by RCAP Holdings.

Concurrently with the commencement of the IPO, the Operating Subsidiaries also underwent a reorganization, in which a new class of operating subsidiary units called "Class A Units," which entitle the holders thereof to voting and economic rights, were issued to the Company, and a new class of operating subsidiary units called "Class B Units," which entitle the holder thereof to economic rights but not voting rights, were issued to RCAP Holdings. Also created were "Class C Units" and "LTIP Units." After the subsidiary reorganization and IPO, through their ownership of Class A and Class B units, the Company owned a 9.4% economic interest in the Operating Subsidiaries and RCAP Holdings owned a 90.6% economic interest in the Operating Subsidiaries. Prior to the reorganization and IPO, RCAP Holdings held a 100% interest in each of the Operating Subsidiaries and the Company.

Upon completion of the reorganization and the IPO, the Company became the managing member of the Operating Subsidiaries and the Company assumed the exclusive right to manage and conduct the business and affairs of the Operating Subsidiaries and to take any and all actions on their behalf in such capacity. As a result, the Company consolidates the financial results of the Operating Subsidiaries with its own financial results. Net profits and net losses of the Operating Subsidiaries were allocated to their members pro rata in accordance with the respective percentages of their membership interests in the Operating Subsidiaries. Because the Company and the Operating Subsidiaries were under common control at the time of reorganization, the Company's acquisition of control of the Operating Subsidiaries was accounted for at historical cost in the accompanying consolidated financial statements. Accordingly, the operating results of the Operating Subsidiaries have been included in the Company's consolidated financial statements from the date of common control.

On February 11, 2014, the Company entered into certain corporate restructuring transactions (the "Restructuring Transactions") involving the Company, RCAP Holdings, the Company's Operating Subsidiaries, and RCS Capital Management, LLC ("RCS Capital Management") to help simplify the Company's corporate structure.

As an initial step in the Restructuring Transactions, on February 11, 2014, the Company entered into a First Amendment to the Exchange Agreement (the "Amendment") with RCAP Holdings. The purpose of the Amendment was to amend the Exchange Agreement dated as of June 10, 2013 so as to permit an exchange by RCAP Holdings of its Class B Operating Subsidiary Units for shares of the Company's Class A common stock, par value $0.001 per share ("Class A Common Stock"), and the related cancellation of a corresponding number of shares of Class B Common Stock.

On February 11, 2014, as part of the Restructuring Transactions, RCAP Holdings elected to exchange 23,999,999 Class B Operating Subsidiary Units for 23,999,999 shares of Class A Common Stock. After giving effect to the Exchange, as of February 11, 2014, RCAP Holdings held 24,051,499 shares of Class A Common Stock and one share of Class B Common Stock, which entitles RCAP Holdings, in the aggregate, to 90.76% of the economic rights in the Company and 95.38% of the voting power of the Class A Common Stock and Class B Common Stock voting together as a single class. As a result, RCAP Holdings is entitled to both economic and voting rights.

Also in connection with the Restructuring Transactions, the Company formed RCS Capital Holdings, LLC ("RCS Holdings"), a Delaware limited liability company. In connection with the formation of RCS Holdings, on February 11, 2014, (a) the Company entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with RCS Capital Management and RCS Holdings, pursuant to which the Company contributed to RCS Holdings 26,499,999 Class A Units of each of the Operating Subsidiaries (collectively, the "Class A Operating Subsidiary Units") in exchange for 26,499,999 Class A RCS Holdings Units (as defined below), and (b) RCS Capital Management contributed to RCS Holdings an aggregate of 3,975,000 LTIP Units of the Operating Subsidiaries (the "Operating Subsidiary LTIP Units") in exchange for 1,325,000 RCS Holdings LTIP Units.

Pursuant to the RCS Holdings LLC Agreement, there are three authorized classes of equity interests in RCS Holdings, designated as "Class A Units" ("Class A RCS Holdings Units"), "Class C Units" ("Class C RCS Holdings Units) and "LTIP Units" ("RCS Holdings LTIP Units"). In connection with the execution of the RCS Holdings LLC Agreement and the Contribution and Exchange Agreement, 100% of the Class A RCS Holdings Units were issued to the Company and 100% of the RCS Holdings LTIP Units were issued to RCS Capital Management. The Class A RCS Holdings Units issued to the Company are fully vested, are not subject to any put and call rights, and entitle the holder thereof to voting and economic rights (including rights to dividends and distributions upon liquidation).

Realty Capital Securities, a limited liability company organized in Delaware, is the securities broker-dealer for proprietary products sponsored by AR Capital, LLC (an affiliate) and its affiliates, consisting primarily of non-traded real estate investment trusts ("REITs"), as well as a closed-end real estate securities fund, an open-end real estate securities fund and a non-traded business development company fund and, from time to time, programs not sponsored by AR Capital, LLC. Realty Capital Securities also provides investment banking advisory services and capital markets services to related and non-related party issuers of public securities in connection with strategic alternatives related to potential liquidity events and other transactions. Realty Capital Securities markets securities throughout the United States by means of a national network of selling group members consisting of unaffiliated broker-dealers and their registered representatives.

RCS Advisory was organized in Delaware in December 2012 as a limited liability company and commenced operations in January 2013. RCS Advisory provides a range of services to alternative investment programs and other investment vehicles, including offering registration and blue sky filings advice with respect to SEC and FINRA registration maintenance, transaction management, marketing support, due diligence advice and related meetings, events, training and education, conference management and strategic advice in connection with liquidity events and other strategic transactions.

ANST was organized in Delaware in November 2012 as a limited liability company and commenced operations in January 2013 as a transfer agent. ANST acts as a registrar, provides record-keeping services and executes the transfer, issuance and cancellation of shares or other securities in connection with offerings conducted by issuers sponsored directly or indirectly by AR Capital, LLC, effective March 1, 2013. ANST provides transfer agency services through third-party service providers.

SK Research, LLC ("SK Research") was organized in Delaware in March 2014. On March 10, 2014, the Company announced the hiring of due diligence and research professionals Todd D. Snyder and John F. Kearney, formerly of Snyder Kearney, LLC as part of a previously announced initiative to launch a new division of RCAP's research platform, dedicated to alternative investment programs. SK Research will provide focused intelligence and due diligence on non-traditional investment products. The Company has made an upfront payment to acquire the rights to use the business name and web-based publications of Messrs. Snyder and Kearney and certain related fixed assets. The Company has also entered into employment agreements with Messrs. Snyder and Kearney and with certain members of their team.

Recent and Pending Acquisitions

During late 2013 and during the three months ended March 31, 2014 the Company entered into agreements with respect to the following acquisitions. The acquisition of Cetera Financial Holdings, Inc. ("Cetera") has been completed and other acquisitions are pending.

Cetera

On April 29, 2014, the Company completed the previously announced $1.15 billion acquisition of Cetera, a financial services holding company that provides independent broker-dealer services and investment advisory services through four distinct independent broker-dealer platforms: Cetera Advisors, Cetera Advisor Networks, Cetera Financial Institutions and Cetera Financial Specialists. The Company operates Cetera independently of the Company's wholesale broker-dealer subsidiary, Realty Capital Securities, LLC, and has Cetera function as a separate business unit alongside the Company's existing operating subsidiaries. The acquisition, including related transaction expenses, was financed with a $575.0 million senior secured first lien term loan, a $150.0 million senior secured second lien term loan, the issuance of $120.0 million convertible notes and $270.0 million of convertible preferred securities, all as described in further detail below, and cash on hand.

Formed in 2010 through the purchase of three ING Groep N.V., broker-dealers, Cetera Financial Holdings, Inc. ("Cetera") is a financial services holding company that provides independent broker-dealer services and investment retail advice through four distinct independent broker-dealer platforms: Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Institutions LLC and Cetera Financial Specialists LLC.

The Bank Facilities

Concurrently with the closing of the Cetera acquisition agreement, the Company entered into the following facilities with the banks (i) a $575.0 million senior secured first lien term loan facility (the "First Lien Term Facility") having a term of five years, (ii) a $25.0 million senior secured first lien revolving credit facility (the "Revolving Facility") having a term of three years (which was not drawn down at closing) and (iii) a $150.0 million senior secured second lien term loan facility (the "Second Lien Term Facility" having a term of seven years and, together with the First Lien Term Facility, the "Term Facilities"). The loans under the Term Facilities were funded on April 29, 2014 in connection with the Cetera acquisition. The gross proceeds of the Term Facilities were used by the Company to pay a portion of the consideration paid in the Cetera Merger, to refinance existing indebtedness of Cetera and the RCS Companies and to pay related fees and expenses. The proceeds of the Revolving Facility will be used following the closing of the Cetera Merger for permitted capital expenditures, to provide for the ongoing working capital requirements of the Company and its subsidiaries following the Cetera merger and for general corporate purposes.

Luxor Securities

On April 29, 2014, also in connection with the closing of the Cetera acquisition, the Company issued $120.0 million (face amount) of 5.0% Convertible Notes (the "Convertible Notes") at a price of $666.67 per $1,000.00 of par value, for gross proceeds to the Company upon issuance of $80.0 million and $270.0 million (aggregate liquidation preference) of 7.0% convertible preferred stock to Luxor at a price of 88.89% of the liquidation preference per share, for gross proceeds to the Company upon issuance of $240.0 million.

Hatteras Funds Group ("Hatteras")

Hatteras is a private company that is the sponsor of, investment advisor to and distributor for the Hatteras Funds complex, a family of alternative investment funds registered as investment companies with the SEC.

On October 1, 2013, the Company entered into a purchase agreement with Hatteras. Pursuant to the terms and subject to the conditions set forth in the purchase agreement, a wholly owned subsidiary of the Company will purchase substantially all the assets related to the business and operations of Hatteras and assume certain liabilities of Hatteras.

The aggregate estimated consideration to be paid is $40.0 million in cash, subject to certain adjustments, and an earn-out calculated and payable based on 150% of the consolidated pre-tax net operating income generated by Hatteras in (i) the fiscal year ended December 31, 2016; and (ii) the fiscal year ended December 31, 2018.

Investors Capital Holdings, Ltd. ("ICH")

ICH is a public company with its common stock listed on the NYSE MKT (formerly the American Stock Exchange) under the symbol "ICH" that provides broker-dealer services to investors in support of trading and investment in securities, alternative investments and variable life insurance as well as investment advisory and asset management services.

On October 27, 2013, the Company entered into a merger agreement with ICH. Pursuant to the terms and subject to the conditions set forth in the merger agreement, a wholly owned subsidiary of the Company will merge with and into ICH, with ICH surviving the merger as a subsidiary of the Company.

The aggregate estimated consideration to be paid is $52.5 million, of which no more than 60% will be in cash and no less than 40% will be in shares of the Company's Class A common stock, subject to the election of holders of ICH common stock to receive either cash or stock.

On February 28, 2014, the ICH merger agreement was amended to, among other things (1) provide that ICH will merge with and into a wholly owned subsidiary of the Company, with the Company's subsidiary surviving the merger with the same corporate name as ICH, (2) provide that the ICH merger will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and (3) extend the date after which the parties can terminate the ICH merger agreement from April 30, 2014 (subject to extension as set forth in the ICH merger agreement) to July 31, 2014 (without any extension provisions).

Summit Financial Services Group ("Summit")

Summit is a public company with its common stock listed on the OTC Markets Group, Inc. under the symbol "SFNS" that has financial advisors providing securities brokerage and investment retail advice in the United States.

On November 16, 2013, the Company entered into a merger agreement with Summit. Pursuant to the terms and subject to the conditions set forth in the merger agreement, as amended on March 17, 2014, a wholly owned subsidiary of ours will merge with and into Summit, with Summit surviving the merger as our subsidiary.

The Company will pay aggregate estimated consideration of $49.0 million, of which approximately no more than 80% will be in cash and no less than 20% will be in shares of the Company's Class A common stock. The number of shares of the Company's Class A common stock to be delivered by the Company will be determined based on the volume weighted average closing sale price per share of the Company's Class A common stock for the ten consecutive trading days ending on the second trading day immediately prior to the closing of the Summit acquisition, up to a maximum of $28.00 per share. In addition, Summit shareholders will receive cash contributed by Summit from payments received by Summit in respect of option or warrant exercises and distributions of normalized net capital in an amount determined in accordance with a formula set forth in the Summit merger agreement. The Summit merger agreement also entitles the holders of shares of Summit common stock to the pro rata portion of any tax refunds received by the Company as a result of certain net operating losses incurred by Summit with respect to its stub 2014 tax year and certain prior tax years.

J.P. Turner & Company, LLC and J.P. Turner & Company Capital Management, LLC (collectively, "J.P. Turner")

J.P. Turner is a retail broker-dealer and investment adviser with a concentration in the southeast United States. J.P. Turner also offers a variety of other investment services, including investment banking.

On January 16, 2014, the Company entered into the J.P. Turner purchase agreement with J.P. Turner. Pursuant to the terms and subject to the conditions set forth in the J.P. Turner purchase agreement, a wholly owned subsidiary of the Company will purchase all outstanding membership interests in J.P. Turner held by the sellers.

The Company will pay aggregate estimated consideration of $27.0 million, which will be 70% in cash and 30% in shares of the Company's Class A common stock, subject to certain adjustments and earn-outs.

First Allied Holdings Inc. ("First Allied")

First Allied is an independent broker-dealer with financial advisors in branch offices across the United States.

First Allied was acquired by RCAP Holdings through a merger transaction on September 25, 2013 for an effective cost of $177.0 million, consisting of $145.0 million in merger consideration (including exchangeable notes issued by RCAP Holdings, which we refer to as the First Allied notes, in the initial aggregate principal amount of $26.0 million) paid to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied, which we refer to as the First Allied indebtedness, outstanding immediately following consummation of the merger.

On April 3, 2014, the Company entered into the First Allied contribution agreement with RCAP Holdings, pursuant to which RCAP Holdings will contribute all its equity interests in First Allied to the Company. As consideration for the contribution, 11,264,929 shares of the Company's Class A common stock are issuable to RCAP Holdings. The number of shares to be issued as consideration was determined based on a value of $207.5 million for the equity of First Allied and the volume weighted average price, or VWAP, of the Company's Class A common stock on January 15, 2014, the day prior to the announcement of the Cetera merger agreement. The value of $207.5 million for the equity of First Allied established by our board of directors in January 2014 was determined as the effective cost to RCAP Holdings for First Allied of $177.0 million (consisting of $145.0 million in merger consideration (including First Allied notes) paid by RCAP Holdings to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied outstanding immediately following consummation of the merger), minus indebtedness (net of cash) of First Allied of $7.0 million plus a carrying cost of $37.5 million. The value of the shares of Class A common stock to be issued by us as consideration in the First Allied acquisition is $373.4 million, based on the closing price for our Class A common stock of $33.15 per share on May 14, 2014. Accordingly, the effective cost to us for the First Allied acquisition will be $407.2 million (including $33.8 million of First Allied indebtedness and assuming a closing price for our Class A common stock of $33.15 per share on the date of consummation of the contribution), which is $230.2 million more than the effective cost to RCAP Holdings for First Allied in September 2013 under the terms of the original First Allied merger agreement.

In addition, immediately following consummation of the contribution, $33.8 million of First Allied indebtedness is expected to be outstanding. The First Allied indebtedness is on the same terms now as it was immediately following the closing of the acquisition of First Allied by RCAP Holdings under the original First Allied merger agreement. Under the terms of the bank facilities the Company entered into in connection with the closing of the Cetera financings on April 29, 2014, it is an event of default under the bank facilities if First Allied does not repay this outstanding indebtedness by July 28, 2014. Following the repayment of the outstanding First Allied indebtedness, the Company's obligations under the bank facilities will also be guaranteed, subject to certain exceptions, by First Allied and each of First Allied's direct or indirect domestic subsidiaries that are not SEC-registered broker-dealers.

1. Organization and Description of the Company

RCS Capital Corporation (the "Company") is a holding company incorporated under the laws of the State of Delaware on December 27, 2012, originally named 405 Holding Corporation. On February 19, 2013, 405 Holding Corporation changed its name to RCS Capital Corporation. The Company was formed to hold the following subsidiaries (together known as the "Operating Subsidiaries") and to grow business lines under such Operating Subsidiaries:

•	Realty Capital Securities, LLC ("Realty Capital Securities"), a wholesale broker-dealer registered with the U.S. Securities and Exchange Commission (the "SEC") and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Realty Capital Securities also provides investment banking advisory services and capital markets services;
•	RCS Advisory Services, LLC ("RCS Advisory"), a transaction management services business, and its newly formed wholly owned subsidiaries, Scotland Acquisition, LLC, Zoe Acquisition, LLC and Dolphin Acquisition, LLC; and
•	American National Stock Transfer, LLC ("ANST"), an SEC-registered transfer agent.

On June 10, 2013, the Company closed its initial public offering (the "IPO") of Class A common stock, par value $0.001 per share, in which it sold 2,500,000 Class A shares at $20.00 per share, resulting in net proceeds after offering costs and underwriting discounts and commissions of $43.6 million. Concurrently with the closing of the IPO on June 10, 2013, the Company underwent a reorganization, in which RCAP Holdings, LLC ("RCAP Holdings") received 24,000,000 Class B shares, par value $0.001 per share, in exchange for 100 unclassified shares in the Company previously purchased by RCAP Holdings.

Concurrently with the commencement of the IPO, the Operating Subsidiaries also underwent a reorganization, in which a new class of operating subsidiary units called "Class A Units," which entitle the holders thereof to voting and economic rights, were issued to the Company, and a new class of operating subsidiary units called "Class B Units," which entitle the holder thereof to economic rights but not voting rights, were issued to RCAP Holdings. Also created were "Class C Units" and "LTIP Units." After the subsidiary reorganization and IPO, through their ownership of Class A and Class B units, the Company owned a 9.4% economic interest in the Operating Subsidiaries and RCAP Holdings owned a 90.6% economic interest in the Operating Subsidiaries. Prior to the reorganization and IPO, RCAP Holdings held a 100% interest in each of the Operating Subsidiaries and the Company.

Upon completion of the reorganization and the IPO, the Company became the managing member of the Operating Subsidiaries and the Company assumed the exclusive right to manage and conduct the business and affairs of the Operating Subsidiaries and to take any and all actions on their behalf in such capacity. As a result, the Company consolidates the financial results of the Operating Subsidiaries with its own financial results. Net profits and net losses of the Operating Subsidiaries are allocated to their members pro rata in accordance with the respective percentages of their membership interests in the Operating Subsidiaries. Because the Company and the Operating Subsidiaries were under common control at the time of reorganization, the Company's acquisition of control of the Operating Subsidiaries was accounted for at historical cost in the accompanying consolidated financial statements. Accordingly, the operating results of the Operating Subsidiaries have been included in the Company's consolidated financial statements from the date of common control.

Realty Capital Securities, a limited liability company organized in Delaware, is the securities broker-dealer for proprietary products sponsored by AR Capital, LLC (an affiliate) and its affiliates, consisting primarily of non-traded real estate investment trusts ("REITs"), as well as a closed-end real estate securities fund, an open-end real estate securities fund and a non-traded business development company fund and, from time to time, programs not sponsored by AR Capital, LLC. Realty Capital Securities also provides investment banking advisory services and capital markets services to related and non-related party issuers of public securities in connection with strategic alternatives related to potential liquidity events and other transactions. Realty Capital Securities markets securities throughout the United States by means of a national network of selling group members consisting of unaffiliated broker-dealers and their registered representatives.

RCS Advisory was organized in Delaware in December 2012 as a limited liability company and commenced operations in January 2013. RCS Advisory provides a range of services to alternative investment programs and other investment vehicles, including offering registration and blue sky filings advice with respect to SEC and FINRA registration maintenance, transaction management, marketing support, due diligence advice and related meetings, events, training and education, conference management and strategic advice in connection with liquidity events and other strategic transactions.

ANST was organized in Delaware in November 2012 as a limited liability company and commenced operations in January 2013 as a transfer agent. ANST acts as a registrar, provides record-keeping services and executes the transfer, issuance and cancellation of shares or other securities in connection with offerings conducted by issuers sponsored directly or indirectly by AR Capital, LLC, effective March 1, 2013. ANST provides transfer agency services through third-party service providers.

Pending Acquisitions

During the fourth quarter of the year ended December 31, 2013 the Company entered into agreements with respect to the following acquisitions:

Hatteras Funds Group ("Hatteras"):

Hatteras is a private company that is the sponsor of, investment advisor to and distributor for the Hatteras Funds complex, a family of alternative investment funds registered as investment companies with the SEC.

On October 1, 2013, the Company entered into a purchase agreement with Hatteras. Pursuant to the terms and subject to the conditions set forth in the purchase agreement, a wholly owned subsidiary of the Company will purchase substantially all the assets related to the business and operations of Hatteras and assume certain liabilities of Hatteras.

The aggregate estimated consideration to be paid is $40.0 million in cash, subject to certain adjustments, and an earn-out, calculated and payable based on 150% of the consolidated pre-tax net operating income generated by Hatteras in (i) the fiscal year ended December 31, 2016; and (ii) the fiscal year ended December 31, 2018.

Investors Capital Holdings, Ltd. ("ICH"):

ICH is a public company with its common stock listed on the NYSE MKT (formerly the American Stock Exchange) under the symbol "ICH" that provides broker-dealer services to investors in support of trading and investment in securities, alternative investments and variable life insurance as well as investment advisory and asset management services.

On October 27, 2013, the Company entered into a merger agreement with ICH. Pursuant to the terms and subject to the conditions set forth in the merger agreement, a wholly owned subsidiary of the Company will merge with and into ICH, with ICH surviving the merger as a subsidiary of the Company.

The aggregate estimated consideration to be paid is $52.5 million, of which no more than 60% will be in cash and no less than 40% will be in shares of the Company's Class A common stock, subject to the election of holders of ICH common stock to receive either cash or stock.

Summit Financial Services Group ("Summit"):

Summit is a public company with its common stock listed on the OTC Markets Group, Inc. under the symbol "SFNS" that has financial advisors providing securities brokerage and investment retail advice in the United States.

On November 16, 2013, the Company entered into a merger agreement with Summit. Pursuant to the terms and subject to the conditions set forth in the merger agreement, Summit will merge with and into a wholly owned subsidiary of the Company, with the subsidiary surviving the merger with the same corporate name as Summit.

The aggregate estimated consideration to be paid is $49.0 million, of which no more than 80% will be in cash and no less than 20% will be in shares of the Company's Class A common stock.

Subsequent to December 31, 2013 the Company announced several additional transactions. See Note 13.